Related parties - Prescribed Officers' remuneration and benefits (Details) - ZAR (R) R in Thousands		1 Months Ended	12 Months Ended
	Apr. 15, 2024	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Prescribed Officers
Disclosure of transactions between related parties
Percentage of Group STI achievement			80.00%
Percentage of Individual Performance Achievement			20.00%
Percentage of vested LTIs and accrued dividends released first			50.00%
Percentage of vested LTIs and accrued dividends released second			50.00%
Prescribed Officers | Minimum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage			84.00%
Prescribed Officers | Maximum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage			96.00%
S Baloyi
Disclosure of transactions between related parties
Salary				R 4,352
Risk and Retirement funding				857
Vehicle benefit				225
Healthcare				106
Taxable fringe benefits				20
Total salary and benefits				5,560
Annual short-term incentive				4,418
Total annual remuneration				R 9,978
Period apportioned as Prescribed Officer				9 months
Period apportioned as President and CEO				3 months
V Bester
Disclosure of transactions between related parties
Salary			R 6,044	R 1,386
Risk and Retirement funding			920	211
Healthcare			121	28
Taxable fringe benefits			100	1,001
Total salary and benefits			7,185	2,626
Annual short-term incentive			3,549	479
Long-term incentive gains			119	1,086
Total annual remuneration			10,853	4,191
Payment of buy-out award, included in other benefits		R 1,000
AGM Gerber
Disclosure of transactions between related parties
Salary			9,375	1,943
Risk and Retirement funding			873	51
Vehicle benefit			308	75
Healthcare			104	21
Taxable fringe benefits			217	113
Total salary and benefits			10,877	2,203
Annual short-term incentive			4,867
Total annual remuneration			15,744	2,203
Period of accommodation costs included in contract	3 months
BV Griffith
Disclosure of transactions between related parties
Salary				9,594
Risk and Retirement funding				2,012
Healthcare				311
Taxable fringe benefits				469
Total salary and benefits				12,386
Annual short-term incentive				2,730
Long-term incentive gains				2,935
Total annual remuneration				18,051
C Herrmann
Disclosure of transactions between related parties
Salary			7,969	1,845
Risk and Retirement funding			595	142
Vehicle benefit			252
Healthcare			224	25
Taxable fringe benefits			2,634	648
Total salary and benefits			11,674	2,660
Annual short-term incentive			3,894	577
Long-term incentive gains			637	2,062
Total annual remuneration			16,205	5,299
BP Mabelane
Disclosure of transactions between related parties
Salary				6,153
Risk and Retirement funding				290
Healthcare				47
Taxable fringe benefits				22,625
Total salary and benefits				29,115
Total annual remuneration				29,115
CK Mokoena
Disclosure of transactions between related parties
Salary			6,915	6,655
Risk and Retirement funding			327	363
Healthcare			174	157
Taxable fringe benefits			72	21
Total salary and benefits			7,488	7,196
Annual short-term incentive			3,637	2,119
Long-term incentive gains			2,931	2,295
Total annual remuneration			14,056	11,610
SD Pillay
Disclosure of transactions between related parties
Salary			5,039	1,192
Risk and Retirement funding			795	192
Vehicle benefit			150	38
Healthcare			121	28
Taxable fringe benefits			11
Total salary and benefits			6,116	1,450
Annual short-term incentive			3,072	422
Long-term incentive gains			947	778
Total annual remuneration			10,135	2,650
CF Rademan
Disclosure of transactions between related parties
Salary				2,314
Taxable fringe benefits				249
Total salary and benefits				2,563
Annual short-term incentive				1,624
Total annual remuneration				4,187
H Wenhold
Disclosure of transactions between related parties
Salary			6,288	3,548
Risk and Retirement funding			824	1,039
Vehicle benefit				71
Healthcare			121	75
Taxable fringe benefits			34	28
Total salary and benefits			7,267	4,761
Annual short-term incentive			3,439	1,378
Long-term incentive gains			671	3,791
Total annual remuneration			R 11,377	R 9,930